Premises and Equipment	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2019	2018

Land	$1,516	$1,693
Buildings and improvements	6,492	8,100
Furniture and equipment	2,134	2,070
Automobiles	36	71
	10,178	11,934
Less: accumulated depreciation	5,150	6,282
Balance at end of year	$5,028	$5,652